Accounts Receivable - Trade, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block [Abstract]
ACCOUNTS RECEIVABLE - TRADE, net

NOTE 6 - ACCOUNTS RECEIVABLE - TRADE, net:

As of December 31, 2022 and 2021, the balance of accounts receivable - trade was comprised of open accounts.

As of December 31, 2022, the Company has $8 thousand of provision for expected credit losses. As of December 31, 2021, the Company has no provision for expected credit losses, and has no customers that exceed their customary credit terms.

For the years ended December 31, 2022, 2021 and 2020, the Company recorded a debt write-off of $24 thousand, $48 thousand and $62 thousand, respectively.